BONDS PAYABLE AND ACCRUED INTEREST (Details) (Short Term Bonds [Member], CNY)	1 Months Ended	12 Months Ended
	Jan. 29, 2013	Dec. 31, 2014	Dec. 31, 2013	Apr. 24, 2012	Jul. 11, 2011	Mar. 24, 2011	Jan. 14, 2011
Short Term Bonds [Member]
Bonds Payable And Accrued Interest [Line Items]
Debt, face amount	800,000,000			300,000,000	400,000,000	300,000,000	300,000,000
Stated interest rate	8.99%			6.30%	6.50%	5.60%	5.28%
Interest rate spread	1.00%
Debt maturity date		Jan. 28, 2019
Interest expense for bonds		66,725,778	66,725,778